Share-Based Compensation - Summary of Key Terms and Conditions of Share-Based Compensation Based on Performance Conditions (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2019
SO 2019 SOUS2019 AGA2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of exercisable or definitively allocated instruments regardless of stock market price variation	66.67%
Percentage of exercisable or definitively allocated instruments proportion to stock market price evolution	33.33%
SO US 2019-2
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of exercisable or definitively allocated instruments regardless of stock market price variation	66.67%
Percentage of exercisable or definitively allocated instruments proportion to stock market price evolution	33.33%